Consolidating Financial Information - Convertible Senior Subordinated Notes (Statement of Income) (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consolidating Financial Information [Line Items]
Revenues	$ 1,040.2		$ 1,142.7		$ 940.8		$ 1,005.3		$ 1,256.1		$ 752.3		$ 639.5		$ 553.6		$ 4,129.1	$ 3,201.5	$ 2,347.4
Expenses:
Direct operating																	2,309.6	1,903.8	1,415.3
Distribution and marketing																	897.6	806.8	661.8
General and administration																	454.4	355.4	262.4
Depreciation and amortization																	159.0	63.1	13.1
Restructuring and other																	59.8	88.7	19.8
Total expenses																	3,880.4	3,217.8	2,372.4
Operating income (loss)	48.4	[1]	80.2	[1]	30.4	[1]	89.7	[1]	71.3	[2]	(7.4)	[2]	(58.2)	[2]	(22.0)	[2]	248.7	(16.3)	(25.0)
Interest expense																	(193.7)	(115.2)	(54.9)
Interest and other income																	10.4	6.4	1.9
Loss on extinguishment of debt																	(35.7)	(40.4)	0.0
Gain on sale of equity interest in EPIX																	201.0	0.0	0.0
Gain on Starz investment																	0.0	20.4	0.0
Impairment of long-term investments and other assets																	(29.2)	0.0	0.0
Equity interests income (loss)																	(52.8)	10.7	44.2
Income (loss) before income taxes																	148.7	(134.4)	(33.8)
Income tax benefit																	319.4	148.9	76.5
Net income	89.6	[1],[3]	191.1	[1],[3]	12.9	[1],[3]	174.5	[1],[3]	61.5	[2],[4]	(30.5)	[2],[4]	(17.3)	[2],[4]	0.8	[2],[4]	468.1	14.5	42.7
Less: Net loss attributable to noncontrolling interests																	5.5	0.3	7.5
Net income (loss) attributable to Lions Gate Entertainment Corp. shareholders	$ 91.3		$ 193.0		$ 15.5		$ 173.8		$ 61.6		$ (30.6)		$ (17.5)		$ 1.3		473.6	14.8	50.2
Convertible Senior Subordinated Notes
Consolidating Financial Information [Line Items]
Revenues																	4,129.1	3,201.5	2,347.4
Expenses:
Direct operating																	2,309.6	1,903.8	1,415.3
Distribution and marketing																	897.6	806.8	661.8
General and administration																	454.4	355.4	262.4
Depreciation and amortization																	159.0	63.1	13.1
Restructuring and other																	59.8	88.7	19.8
Total expenses																	3,880.4	3,217.8	2,372.4
Operating income (loss)																	248.7	(16.3)	(25.0)
Interest expense																	(193.7)	(115.2)	(54.9)
Interest and other income																	10.4	6.4	1.9
Loss on extinguishment of debt																	(35.7)	(40.4)
Gain on sale of equity interest in EPIX																	201.0
Gain on Starz investment																		20.4
Impairment of long-term investments and other assets																	(29.2)
Equity interests income (loss)																	(52.8)	10.7	44.2
Income (loss) before income taxes																	148.7	(134.4)	(33.8)
Income tax benefit																	319.4	148.9	76.5
Net income																	468.1	14.5	42.7
Less: Net loss attributable to noncontrolling interests																	5.5	0.3	7.5
Net income (loss) attributable to Lions Gate Entertainment Corp. shareholders																	473.6	14.8	50.2
Consolidating Adjustments | Convertible Senior Subordinated Notes
Consolidating Financial Information [Line Items]
Revenues																	0.0	0.0	(0.5)
Expenses:
Direct operating																	0.0	0.0	0.0
Distribution and marketing																	0.0	0.0	0.0
General and administration																	(1.6)	(1.3)	(1.5)
Depreciation and amortization																	0.0	0.0	0.0
Restructuring and other																	0.0	0.0	0.0
Total expenses																	(1.6)	(1.3)	(1.5)
Operating income (loss)																	1.6	1.3	1.0
Interest expense																	1,281.8	457.8	380.3
Interest and other income																	(1,281.2)	(457.2)	(379.8)
Loss on extinguishment of debt																	0.0	0.0
Gain on sale of equity interest in EPIX																	0.0
Gain on Starz investment																		0.0
Impairment of long-term investments and other assets																	0.0
Equity interests income (loss)																	320.8	51.2	(72.0)
Income (loss) before income taxes																	323.0	53.1	(70.5)
Income tax benefit																	61.9	45.6	66.6
Net income																	384.9	98.7	(3.9)
Less: Net loss attributable to noncontrolling interests																	(0.4)	0.3	7.5
Net income (loss) attributable to Lions Gate Entertainment Corp. shareholders																	384.5	99.0	3.6
Reportable Legal Entities [Member] | Convertible Senior Subordinated Notes | Lions Gate Entertainment Corp.
Consolidating Financial Information [Line Items]
Revenues																	0.1	0.0	0.0
Expenses:
Direct operating																	(0.2)	0.0	0.0
Distribution and marketing																	0.0	0.0	0.0
General and administration																	2.8	1.1	3.4
Depreciation and amortization																	0.0	0.0	0.0
Restructuring and other																	2.6	4.0	3.1
Total expenses																	5.2	5.1	6.5
Operating income (loss)																	(5.1)	(5.1)	(6.5)
Interest expense																	(125.7)	(84.1)	(38.6)
Interest and other income																	1,102.6	278.8	209.4
Loss on extinguishment of debt																	(24.8)	(34.1)
Gain on sale of equity interest in EPIX																	0.0
Gain on Starz investment																		20.4
Impairment of long-term investments and other assets																	(10.0)
Equity interests income (loss)																	(482.0)	(171.3)	(113.2)
Income (loss) before income taxes																	455.0	4.6	51.1
Income tax benefit																	18.4	10.2	(0.9)
Net income																	473.4	14.8	50.2
Less: Net loss attributable to noncontrolling interests																	0.0	0.0	0.0
Net income (loss) attributable to Lions Gate Entertainment Corp. shareholders																	473.4	14.8	50.2
Reportable Legal Entities [Member] | Convertible Senior Subordinated Notes | Lions Gate Entertainment Inc.
Consolidating Financial Information [Line Items]
Revenues																	6.5	17.0	23.7
Expenses:
Direct operating																	0.0	1.7	0.5
Distribution and marketing																	0.7	1.7	6.5
General and administration																	174.4	129.0	153.1
Depreciation and amortization																	10.6	11.0	9.3
Restructuring and other																	24.2	71.7	6.0
Total expenses																	209.9	215.1	175.4
Operating income (loss)																	(203.4)	(198.1)	(151.7)
Interest expense																	(219.6)	(225.8)	(220.6)
Interest and other income																	0.0	0.0	0.2
Loss on extinguishment of debt																	(1.4)	(3.2)
Gain on sale of equity interest in EPIX																	0.0
Gain on Starz investment																		0.0
Impairment of long-term investments and other assets																	0.0
Equity interests income (loss)																	134.7	112.7	182.7
Income (loss) before income taxes																	(289.7)	(314.4)	(189.4)
Income tax benefit																	(139.1)	140.8	76.3
Net income																	(428.8)	(173.6)	(113.1)
Less: Net loss attributable to noncontrolling interests																	0.0	0.0	0.0
Net income (loss) attributable to Lions Gate Entertainment Corp. shareholders																	(428.8)	(173.6)	(113.1)
Reportable Legal Entities [Member] | Convertible Senior Subordinated Notes | Non-guarantor Subsidiaries
Consolidating Financial Information [Line Items]
Revenues																	4,122.5	3,184.5	2,324.2
Expenses:
Direct operating																	2,309.8	1,902.1	1,414.8
Distribution and marketing																	896.9	805.1	655.3
General and administration																	278.8	226.6	107.4
Depreciation and amortization																	148.4	52.1	3.8
Restructuring and other																	33.0	13.0	10.7
Total expenses																	3,666.9	2,998.9	2,192.0
Operating income (loss)																	455.6	185.6	132.2
Interest expense																	(1,130.2)	(263.1)	(176.0)
Interest and other income																	189.0	184.8	172.1
Loss on extinguishment of debt																	(9.5)	(3.1)
Gain on sale of equity interest in EPIX																	201.0
Gain on Starz investment																		0.0
Impairment of long-term investments and other assets																	(19.2)
Equity interests income (loss)																	(26.3)	18.1	46.7
Income (loss) before income taxes																	(339.6)	122.3	175.0
Income tax benefit																	378.2	(47.7)	(65.5)
Net income																	38.6	74.6	109.5
Less: Net loss attributable to noncontrolling interests																	5.9	0.0	0.0
Net income (loss) attributable to Lions Gate Entertainment Corp. shareholders																	$ 44.5	$ 74.6	$ 109.5

[1]	During fiscal 2018, operating income and net income included the following items:•Restructuring and Other. The first, second, third and fourth quarter of fiscal 2018 included restructuring and other items of $10.9 million, $3.5 million, $21.4 million and $24.0 million, respectively (after tax $8.9 million, $2.5 million, $14.5 million, and $15.7 million, respectively) (see Note 14).
[2]	During fiscal 2017, operating income and net income included the following items: •Restructuring and Other. The first, second, third and fourth quarter of fiscal 2017 included restructuring and other items of $7.7 million, $10.7 million, $54.0 million, and $16.4 million, respectively (after tax $4.9 million, $6.8 million, $42.5 million, and $11.9 million, respectively) (see Note 14).
[3]	During fiscal 2018, net income also included the following items:•Loss on Extinguishment of Debt. The first, second, third and fourth quarter of fiscal 2018 included a loss on extinguishment of debt of $11.6 million, $6.4 million, $6.2 million and $11.6 million, respectively (after tax $8.5 million, $4.7 million, $4.6 million and $7.8 million, respectively) (see Note 7). •Gain on Sale of Equity Interest in EPIX. The first quarter of fiscal 2018 included a gain on sale of equity interest in EPIX of $201.0 million (after tax $127.0 million).•Impairment of Long-Term Investments and Other Assets. The third quarter of fiscal 2018 included impairment of long-term investments and other assets of $29.2 million (after tax $20.1 million) (see Note 5).•Impact of Corporate Tax Rate Change on Deferred Tax Liabilities. The third quarter of fiscal 2018 included a deferred tax benefit of $165.0 million resulting from the impact of the change in the U.S. federal corporate income tax rate from 35% to 21% under the Tax Cuts and Jobs Act on the Company's beginning net deferred tax liabilities (see Note 13).•Tax Benefit from Internal Capital Restructuring. The fourth quarter of fiscal 2018 included a net tax benefit of $94.1 million primarily from the internal capital restructuring in connection with our third party debt refinancing (see Note 7 to our consolidated financial statements), net of the charge from an increase in our valuation allowance associated with certain deferred tax assets (see Note 13).
[4]	During fiscal 2017, net income also included the following items:•Loss on Extinguishment of Debt. The third and fourth quarter of fiscal 2017 included a loss on extinguishment of debt, of $28.3 million and $12.1 million, respectively (after tax $23.4 million and $5.8 million, respectively) (see Note 7). •Gain on Starz Investment. The third quarter of fiscal 2017 included a gain on Starz investment of $20.4 million (after tax $20.4 million) (see Note 5 ).